Fair Value of Financial Instruments - Gains (Losses) From Commodity Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Fair Value Disclosures [Abstract]
Net adjustments to fair value of commodity derivatives	$ (116,604)	$ (55,978)	$ 102,442